Fees Summary	Jun. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,186,000
Previously Paid Amount	0.00
Total Fee Amount	181.58
Total Offset Amount	0.00
Net Fee	181.58
Narrative - Max Aggregate Offering Price	$ 1,186,000
Final Prospectus	true